Portfolio of Investments — as of January 31, 2022 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 59.4%

	Accelerated Assets, Series 2018-1, Class B
$572,469	4.510%, 12/02/33 (A)	$579,609

	Adams Outdoor Advertising, Series 2018-1, Class C
5,200,000	7.356%, 11/15/48 (A)	5,326,106

	Affirm Asset Securitization Trust, Series 2021-A, Class D
750,000	3.490%, 08/15/25 (A)	752,099

	AGL CLO, Series 2020-3A, Class D
2,100,000	3.541%, VAR ICE LIBOR USD 3 Month + 3.300%, 01/15/33 (A)	2,103,070

	AGL CLO, Series 2021-1A, Class DR
1,000,000	3.304%, VAR ICE LIBOR USD 3 Month + 3.050%, 10/20/34 (A)	1,002,161

	AGL CLO, Series 2021-7A, Class ER
2,345,000	6.591%, VAR ICE LIBOR USD 3 Month + 6.350%, 07/15/34 (A)	2,339,053

	AIG CLO, Series 2019-1A, Class E
270,000	6.861%, VAR ICE LIBOR USD 3 Month + 6.620%, 04/15/32 (A)	265,485

	AIG CLO, Series 2021-2A, Class E
2,500,000	6.754%, VAR ICE LIBOR USD 3 Month + 6.500%, 07/20/34 (A)	2,469,553

	AIG CLO, Series 2021-1A, Class ER
1,000,000	6.854%, VAR ICE LIBOR USD 3 Month + 6.600%, 04/20/32 (A)	990,591

	AIMCO CLO Series, Series 2021-AA, Class DR
665,000	3.404%, VAR ICE LIBOR USD 3 Month + 3.150%, 04/20/34 (A)	667,756

	Allegro CLO VI, Series 2018-2A, Class D
250,000	2.991%, VAR ICE LIBOR USD 3 Month + 2.750%, 01/17/31 (A)	240,043

	American Homes 4 Rent, Series 2014-SFR2, Class E
4,610,000	6.231%, 10/17/36 (A)	4,899,186

	American Homes 4 Rent, Series 2015-SFR1, Class F
3,966,000	5.885%, 04/17/52 (A)	4,209,041

	Anchorage Capital CLO, Series 2017-1A, Class CR
250,000	3.444%, VAR ICE LIBOR USD 3 Month + 3.200%, 10/13/30 (A)	249,622

	Atrium XV, Series 15A, Class D
845,000	3.259%, VAR ICE LIBOR USD 3 Month + 3.000%, 01/23/31 (A)	841,820

	Avis Budget Rental Car Funding AESOP, Series 2021-1A, Class D
5,000,000	3.710%, 08/20/27 (A)	4,875,139

	Ballyrock CLO, Series 2018-1A, Class C
250,000	3.404%, VAR ICE LIBOR USD 3 Month + 3.150%, 04/20/31 (A)	249,623

	Barings CLO, Series 2018-2A, Class C
620,000	2.941%, VAR ICE LIBOR USD 3 Month + 2.700%, 04/15/30 (A)	623,983

	Battalion CLO XVI, Series 2021-16A, Class ER
830,000	7.004%, VAR ICE LIBOR USD 3 Month + 6.750%, 12/19/32 (A)	814,303

	Bayview Opportunity Master Fund IVA Trust, Series 2017-SPL5, Class B3
1,400,000	4.150%, 06/28/57 (A) (B)	1,385,091

|  1

Portfolio of Investments — as of January 31, 2022 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 59.4% (continued)

	BB-UBS Trust, Series TFT, Class C
$2,000,000	3.559%, 06/05/30 (A) (B)	$1,768,998

	BPR Trust, Series NRD, Class F
2,545,000	6.926%, VAR TSFR1M + 6.870%, 12/15/23 (A)	2,538,749

	Business Jet Securities, Series 2019-1, Class A
1,593,499	4.212%, 07/15/34 (A)	1,601,959

	Business Jet Securities, Series 2021-1A, Class C
900,865	5.067%, 04/15/36 (A)	885,584

	CAL Funding IV, Series 2020-1A, Class B
913,267	3.500%, 09/25/45 (A)	921,422

	Castlelake Aircraft Structured Trust, Series 2021-1A, Class A
317,853	3.474%, 01/15/46 (A)	317,276

	Castlelake Aircraft Structured Trust, Series 2021-1R, Class B
584,878	3.924%, 08/15/41 (A)	573,105

	CIFC Funding, Series 2017-5A, Class C
500,000	3.091%, VAR ICE LIBOR USD 3 Month + 2.850%, 11/16/30 (A)	499,498

	CIFC Funding, Series 2018-1A, Class D
365,000	2.891%, VAR ICE LIBOR USD 3 Month + 2.650%, 04/18/31 (A)	359,038

	CIG Auto Receivables Trust, Series 2021-1A, Class E
2,550,000	4.450%, 05/12/28 (A)	2,515,342

	CLI Funding VI, Series 2020-3A, Class B
888,125	3.300%, 10/18/45 (A)	893,147

	Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B1
730,000	3.150%, VAR SOFR30A + 3.100%, 10/25/41 (A)	728,867

	Corevest American Finance Trust, Series 2020-2, Class D
1,211,000	4.713%, 05/15/52 (A) (B)	1,279,977

	CoreVest American Finance Trust, Series 2017-1, Class D
1,715,000	4.358%, 10/15/49 (A)	1,724,283

	CoreVest American Finance Trust, Series 2019-1, Class E
575,000	5.489%, 03/15/52 (A)	612,508

	Diamond Resorts Owner Trust, Series 2017-1A, Class C
868,011	6.070%, 10/22/29 (A)	868,943

	Diamond Resorts Owner Trust, Series 2018-1, Class C
596,778	4.530%, 01/21/31 (A)	604,438

	Dryden Senior Loan Fund, Series 2018-45A, Class ER
575,000	6.091%, VAR ICE LIBOR USD 3 Month + 5.850%, 10/15/30 (A)	562,819

	Elmwood CLO VIII, Series 2021-1A, Class D
715,000	3.254%, VAR ICE LIBOR USD 3 Month + 3.000%, 01/20/34 (A)	714,415

	Elmwood CLO XI, Series 2021-4A, Class E
1,250,000	6.137%, VAR ICE LIBOR USD 3 Month + 6.000%, 10/20/34 (A)	1,241,623

2  |

Portfolio of Investments — as of January 31, 2022 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 59.4% (continued)

	Extended Stay America Trust, Series ESH, Class F
$496,942	3.807%, VAR ICE LIBOR USD 1 Month + 3.700%, 07/15/38 (A)	$496,786

	Falcon Aerospace, Series 2017-1, Class A
674,486	4.581%, 02/15/42 (A)	667,198

	First Investors Auto Owner Trust, Series 2019-2A, Class E
2,620,000	3.880%, 01/15/26 (A)	2,661,265

	First Investors Auto Owner Trust, Series 2021-1A, Class E
660,000	3.350%, 04/15/27 (A)	650,764

	FirstKey Homes Trust, Series 2020-SFR2, Class F1
2,450,000	3.017%, 10/19/37 (A)	2,413,034

	FirstKey Homes Trust, Series 2020-SFR1, Class F2
2,305,000	4.284%, 08/17/37 (A)	2,337,501

	Galaxy XXVI CLO, Series 2018-26A, Class E
400,000	6.010%, VAR ICE LIBOR USD 3 Month + 5.850%, 11/22/31 (A)	391,076

	Gilbert Park CLO, Series 2017-1A, Class D
707,000	3.191%, VAR ICE LIBOR USD 3 Month + 2.950%, 10/15/30 (A)	707,378

	GLS Auto Receivables Issuer Trust, Series 2021-4A, Class E
2,550,000	4.430%, 10/16/28 (A)	2,571,919

	Goldentree Loan Management US CLO, Series 2017-2A, Class D
250,000	2.904%, VAR ICE LIBOR USD 3 Month + 2.650%, 11/28/30 (A)	250,634

	Greenwood Park CLO, Series 2018-1A, Class D
285,000	2.741%, VAR ICE LIBOR USD 3 Month + 2.500%, 04/15/31 (A)	282,104

	Harbor Park CLO, Series 2018-1A, Class D
400,000	3.154%, VAR ICE LIBOR USD 3 Month + 2.900%, 01/20/31 (A)	400,519

	Hilton Grand Vacations Trust, Series 2018-AA, Class C
191,848	4.000%, 02/25/32 (A)	195,064

	Home Partners of America Trust, Series 2021-1, Class F
654,557	3.325%, 09/17/41 (A)	628,690

	Home Partners of America Trust, Series 2021-2, Class F
2,544,163	3.799%, 12/17/26 (A)	2,467,272

	JPMorgan Chase Bank, Series 2021-1, Class F
1,000,000	4.280%, 09/25/28 (A)	989,696

	JPMorgan Chase Bank, Series 2021-2, Class F
1,200,000	4.393%, 12/26/28 (A)	1,186,753

	Kestrel Aircraft Funding, Series 2018-1A, Class A
2,296,318	4.250%, 12/15/38 (A)	2,228,921

	KKR CLO, Series 2018-23, Class F
840,000	8.104%, VAR ICE LIBOR USD 3 Month + 7.850%, 10/20/31 (A)	780,781

	KKR CLO, Series 2019-24, Class E
860,000	6.634%, VAR ICE LIBOR USD 3 Month + 6.380%, 04/20/32 (A)	849,645

|  3

Portfolio of Investments — as of January 31, 2022 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 59.4% (continued)

	Lehman XS Trust, Series 2006-2N, Class 1A1
$575,651	0.628%, VAR ICE LIBOR USD 1 Month + 0.520%, 02/25/46	$532,572

	Madison Park Funding XLVI, Series 2021-46A, Class ER
2,140,000	6.491%, VAR ICE LIBOR USD 3 Month + 6.250%, 10/15/34 (A)	2,120,380

	Magnetite XXIX, Series 2021-29A, Class E
850,000	5.991%, VAR ICE LIBOR USD 3 Month + 5.750%, 01/15/34 (A)	843,348

	MAPS, Series 2018-1A, Class B
1,141,082	5.193%, 05/15/43 (A)	1,018,138

	Mercury Financial Credit Card Master Trust, Series 2021-1A, Class C
4,000,000	4.210%, 03/20/26 (A)	4,009,395

	Morgan Stanley Bank of America Merrill Lynch Trust, Series C11, Class B
3,330,000	4.351%, 08/15/46 (B)	2,475,987

	Morgan Stanley Capital I Trust, Series C4, Class D
1,160,000	5.477%, 03/15/45 (A) (B)	1,097,150

	Oaktree CLO, Series 2019-4A, Class E
265,000	7.484%, VAR ICE LIBOR USD 3 Month + 7.230%, 10/20/32 (A)	262,330

	OCP CLO, Series 2018-15A, Class D
645,000	6.104%, VAR ICE LIBOR USD 3 Month + 5.850%, 07/20/31 (A)	638,392

	OCP CLO, Series 2021-17A, Class ER
1,000,000	6.754%, VAR ICE LIBOR USD 3 Month + 6.500%, 07/20/32 (A)	989,923

	Octagon Investment Partners, Series 2018-3A, Class E
280,000	6.004%, VAR ICE LIBOR USD 3 Month + 5.750%, 10/20/30 (A)	268,933

	OHA Credit Funding, Series 2021-8A, Class D
1,880,000	3.091%, VAR ICE LIBOR USD 3 Month + 2.850%, 01/18/34 (A)	1,886,228

	OHA Credit Funding, Series 2021-3A, Class ER
2,415,000	6.504%, VAR ICE LIBOR USD 3 Month + 6.250%, 07/02/35 (A)	2,385,440

	OHA Credit Funding, Series 2021-4A, Class ER
2,355,000	6.659%, VAR ICE LIBOR USD 3 Month + 6.400%, 10/22/36 (A)	2,328,852

	OHA Credit Funding, Series 2021-2A, Class ER
445,000	6.615%, VAR ICE LIBOR USD 3 Month + 6.360%, 04/21/34 (A)	440,198

	OHA Credit Partners XVI, Series 2021-16A, Class D
2,185,000	3.014%, VAR ICE LIBOR USD 3 Month + 2.850%, 10/18/34 (A)	2,189,672

	OneMain Financial Issuance Trust, Series 2015-3A, Class C
1,000,000	5.820%, 11/20/28 (A)	1,002,030

	OneMain Financial Issuance Trust, Series 2018-1A, Class D
1,745,000	4.080%, 03/14/29 (A)	1,762,105

	OneMain Financial Issuance Trust, Series 2020-1A, Class C
2,565,000	5.810%, 05/14/32 (A)	2,688,023

	Orange Lake Timeshare Trust, Series 2019-A, Class D
1,225,502	4.930%, 04/09/38 (A)	1,237,365

4  |

Portfolio of Investments — as of January 31, 2022 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 59.4% (continued)

	Palmer Square CLO, Series 2021-1A, Class CR
$1,000,000	3.202%, VAR ICE LIBOR USD 3 Month + 3.050%, 11/14/34 (A)	$1,002,208

	Palmer Square CLO, Series 2021-1A, Class CR4
1,740,000	3.010%, VAR ICE LIBOR USD 3 Month + 2.850%, 05/21/34 (A)	1,743,396

	Palmer Square CLO, Series 2021-4A, Class E
1,875,000	6.186%, VAR ICE LIBOR USD 3 Month + 6.050%, 10/15/34 (A)	1,855,061

	Pikes Peak CLO, Series 2018-1A, Class D
510,000	3.409%, VAR ICE LIBOR USD 3 Month + 3.150%, 07/24/31 (A)	513,893

	Pikes Peak CLO, Series 2021-4A, Class ER
1,990,000	6.851%, VAR ICE LIBOR USD 3 Month + 6.610%, 07/15/34 (A)	1,949,440

	Prestige Auto Receivables Trust, Series 2019-1A, Class E
1,415,000	3.900%, 05/15/26 (A)	1,431,151

	Prestige Auto Receivables Trust, Series 2020-1A, Class E
2,740,000	3.670%, 02/15/28 (A)	2,776,159

	Progress Residential Trust, Series 2020-SFR3, Class F
645,000	2.796%, 10/17/27 (A)	627,679

	Progress Residential Trust, Series 2021-SFR1, Class F
360,000	2.757%, 04/17/38 (A)	346,204

	Progress Residential Trust, Series 2021-SFR2, Class F
2,450,000	3.395%, 04/19/38 (A)	2,392,714

	Progress Residential Trust, Series 2021-SFR3, Class F
905,000	3.436%, 05/17/26 (A)	883,010

	Progress Residential Trust, Series 2021-SFR4, Class F
2,175,000	3.407%, 05/17/38 (A)	2,118,030

	PRPM, Series 2020-4, Class A2
1,290,000	3.436%, 10/25/25 (A)	1,284,447

	PRPM, Series 2021-1, Class A2
1,055,000	3.720%, 01/25/26 (A) (B)	1,040,254

	PRPM, Series 2021-2, Class A2
980,000	3.770%, 03/25/26 (A) (B)	958,173

	PRPM, Series 2021-4, Class A2
555,000	3.474%, 04/25/26 (A)	546,328

	Rockford Tower CLO, Series 2017-3A, Class D
250,000	2.904%, VAR ICE LIBOR USD 3 Month + 2.650%, 10/20/30 (A)	248,465

	Rockland Park CLO, Series 2021-1A, Class E
2,450,000	6.504%, VAR ICE LIBOR USD 3 Month + 6.250%, 04/20/34 (A)	2,428,024

	RR, Series 2018-3A, Class CR2
250,000	2.741%, VAR ICE LIBOR USD 3 Month + 2.500%, 01/15/30 (A)	245,780

	Santander Bank - SBCLN, Series 2021-1A, Class E
700,000	6.171%, 12/15/31 (A)	692,963

|  5

Portfolio of Investments — as of January 31, 2022 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 59.4% (continued)

	SCF Equipment Leasing, Series 2021-1A, Class E
$755,000	3.560%, 08/20/32 (A)	$752,819

	Sierra Timeshare, Series 2020-2A, Class D
483,511	6.590%, 07/20/37 (A)	499,951

	Sierra Timeshare Receivables Funding, Series 2021-1A, Class D
915,036	3.170%, 11/20/37 (A)	907,459

	S-Jets, Series 2017-1, Class A
1,071,264	3.967%, 08/15/42 (A)	1,034,462

	S-Jets, Series 2017-1, Class B
785,122	5.682%, 08/15/42 (A)	679,896

	Sprite, Series 2017-1, Class A
181,221	4.250%, 12/15/37 (A)	178,019

	Textainer Marine Containers VII, Series 2021-1A, Class B
678,337	2.520%, 02/20/46 (A)	659,874

	Thayer Park CLO, Series 2021-1A, Class DR
650,000	6.504%, VAR ICE LIBOR USD 3 Month + 6.250%, 04/20/34 (A)	641,311

	THL Credit Wind River, Series 2018-3A, Class D
280,000	3.204%, VAR ICE LIBOR USD 3 Month + 2.950%, 01/20/31 (A)	278,435

	TRESTLES CLO II, Series 2018-2A, Class D
415,000	6.008%, VAR ICE LIBOR USD 3 Month + 5.750%, 07/25/31 (A)	408,633

	Tricon American Homes Trust, Series 2020-SFR1, Class F
160,000	4.882%, 07/17/38 (A)	162,335

	VOLT XCIV, Series 2021-NPL3, Class A2
1,630,000	4.949%, 02/27/51 (A)	1,602,560

	VOLT XCVI, Series 2021-NPL5, Class A2
640,000	4.826%, 03/27/51 (A)	629,811

	Welk Resorts, Series 2019-AA, Class D
372,546	4.030%, 06/15/38 (A)	377,682

	Willis Engine Structured Trust IV, Series 2018-A, Class A
2,183,427	4.750%, 09/15/43 (A)	2,132,614

	Willis Engine Structured Trust V, Series 2020-A, Class A
1,105,230	3.228%, 03/15/45 (A)	1,059,401

	Total Asset-Backed Securities (Cost $145,884,446)	146,517,427

Commercial Mortgage-Backed Obligations — 24.0%

	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1
981,381	3.606%, VAR ICE LIBOR USD 1 Month + 3.500%, 11/15/31 (A)	845,656

6  |

Portfolio of Investments — as of January 31, 2022 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Commercial Mortgage-Backed Obligations — 24.0% (continued)

	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2
$2,389,662	4.606%, VAR ICE LIBOR USD 1 Month + 4.500%, 11/15/31 (A)	$2,020,937

	Citigroup Commercial Mortgage Trust, Series GC21, Class D
2,555,000	4.942%, 05/10/47 (A) (B)	2,366,656

	COMM Mortgage Trust, Series 2012-LC4, Class C
17,000	5.558%, 12/10/44 (B)	16,507

	COMM Mortgage Trust, Series 2012-CCRE3, Class D
1,005,000	4.749%, 10/15/45 (A) (B)	783,242

	COMM Mortgage Trust, Series 2012-LC4, Class D
1,605,000	5.558%, 12/10/44 (A) (B)	1,115,211

	COMM Mortgage Trust, Series 2012-CR2, Class E
1,000,000	4.831%, 08/15/45 (A) (B)	893,400

	Credit Suisse Commercial Mortgage Trust, Series 2007-C5, Class AM
993	5.859%, 09/15/40 (B)	993

	CSMC OA, Series 2014-USA, Class C
895,000	4.336%, 09/15/37 (A)	857,120

	CSMC OA, Series 2014-USA, Class E
5,475,000	4.373%, 09/15/37 (A)	4,830,638

	CSMC Trust, Series 2021-RPL1, Class A2
1,850,000	3.937%, 09/27/60 (A)	1,823,858

	GS Mortgage Securities Trust, Series GC5, Class C
100,000	5.158%, 08/10/44 (A) (B)	85,750

	GS Mortgage Securities Trust, Series GC20, Class C
2,625,000	4.956%, 04/10/47 (B)	2,525,844

	GS Mortgage Securities Trust, Series GC13, Class C
610,000	4.064%, 07/10/46 (A) (B)	570,575

	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10
3,375,000	4.155%, 08/05/34 (A)	3,245,550

	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C1, Class D
486,824	5.906%, 06/15/43 (A) (B)	363,609

	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class D
316,846	5.733%, 08/15/46 (A) (B)	314,564

	JPMorgan Chase Commercial Mortgage Securities Trust, Series C3, Class C
2,490,000	5.360%, 02/15/46 (A) (B)	2,435,393

	JPMorgan Chase Commercial Mortgage Securities Trust, Series LC11, Class C
945,000	3.958%, 04/15/46 (B)	925,064

	JPMorgan Chase Commercial Mortgage Securities Trust, Series C8, Class D
1,885,000	4.672%, 10/15/45 (A) (B)	1,860,039

|  7

Portfolio of Investments — as of January 31, 2022 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Commercial Mortgage-Backed Obligations — 24.0% (continued)

	JPMorgan Chase Commercial Mortgage Securities Trust, Series C5, Class E
$940,000	4.000%, 08/15/46 (A) (B)	$766,288

	JPMorgan Mortgage Trust, Series 2004-S1, Class 2A1
1,220,790	6.000%, 09/25/34	1,271,621

	Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1
80,000	3.750%, 01/25/59 (A)	80,078

	Legacy Mortgage Asset Trust, Series 2019-GS4, Class A1
1,024,528	3.438%, 05/25/59 (A)	1,025,073

	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A2
520,000	3.500%, 04/25/61 (A)	511,518

	Lehman Mortgage Trust, Series 2007-9, Class 1A1
391,277	6.000%, 10/25/37	446,079

	Morgan Stanley Capital I Trust, Series 2011-C2, Class E
2,930,000	5.211%, 06/15/44 (A) (B)	2,344,000

	Morgan Stanley Capital I Trust, Series 2013-ALTM, Class E
2,500,000	3.705%, 02/05/35 (A) (B)	1,993,965

	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 7A5
130,763	5.500%, 11/25/35	136,233

	MSBAM Commercial Mortgage Securities Trust, Series CKSV, Class C
830,000	4.282%, 10/15/30 (A) (B)	731,602

	MSBAM Commercial Mortgage Securities Trust, Series CKSV, Class D
400,000	4.282%, 10/15/30 (A) (B)	236,000

	RBS Commercial Funding Trust, Series 2013-SMV, Class F
2,000,000	3.584%, 03/11/31 (A) (B)	1,853,292

	Starwood Retail Property Trust, Series 2014-STAR, Class E
3,185,000	4.507%, VAR ICE LIBOR USD 1 Month + 4.400%, 11/15/27 (A) (C) (D) (E)	318,002

	Starwood Retail Property Trust, Series 2014-STAR, Class F
3,785,000	3.801%, VAR ICE LIBOR USD 1 Month + 3.694%, 11/15/27 (A) (C) (D) (E)	279,735

	Starwood Retail Property Trust, Series STAR, Class A
375,160	1.577%, VAR ICE LIBOR USD 1 Month + 1.470%, 11/15/27 (A)	238,227

	Towd Point Mortgage Trust, Series 2017-5, Class M2
640,000	1.608%, VAR ICE LIBOR USD 1 Month + 1.500%, 02/25/57 (A)	649,132

	Towd Point Mortgage Trust, Series 2018-4, Class A2
1,100,000	3.000%, 06/25/58 (A) (B)	1,120,625

	Towd Point Mortgage Trust, Series 2018-5, Class M1
505,000	3.250%, 07/25/58 (A) (B)	511,154

	Towd Point Mortgage Trust, Series 2019-2, Class M1
890,000	3.750%, 12/25/58 (A) (B)	925,932

8  |

Portfolio of Investments — as of January 31, 2022 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Commercial Mortgage-Backed Obligations — 24.0% (continued)

	Towd Point Mortgage Trust, Series 2020-4, Class M1
$2,300,000	2.875%, 10/25/60 (A)	$2,308,130

	UBS Commercial Mortgage Trust, Series 2018-C14, Class C
1,885,000	5.267%, 12/15/51 (B)	1,918,347

	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class E
866,000	4.887%, 05/10/63 (A) (B)	72,744

	Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class C
2,902,000	5.052%, 06/15/49 (B)	2,716,497

	Wells Fargo Commercial Mortgage Trust, Series C36, Class C
500,000	4.172%, 11/15/59 (B)	434,960

	Wells Fargo Commercial Mortgage Trust, Series LC16, Class C
1,485,000	4.458%, 08/15/50	905,850

	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D
3,182,123	5.513%, 03/15/44 (A) (B)	1,593,607

	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class B
360,000	4.675%, 06/15/45 (B)	349,273

	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class E
3,985,000	4.740%, 06/15/45 (A) (B)	587,787

	WFRBS Commercial Mortgage Trust, Series C24, Class C
255,000	4.290%, 11/15/47 (B)	233,859

	WFRBS Commercial Mortgage Trust, Series C10, Class C
2,130,000	4.347%, 12/15/45 (B)	1,927,109

	WFRBS Commercial Mortgage Trust, Series C7, Class C
100,000	4.740%, 06/15/45 (B)	76,500

	WFRBS Commercial Mortgage Trust, Series C4, Class D
722,000	4.887%, 06/15/44 (A) (B)	682,896

	WFRBS Commercial Mortgage Trust, Series C7, Class D
1,483,000	4.740%, 06/15/45 (A) (B)	770,418

	WFRBS Commercial Mortgage Trust, Series C4, Class E
1,680,000	4.887%, 06/15/44 (A) (B)	1,295,617

	Total Commercial Mortgage-Backed Obligations (Cost $67,018,948)	59,192,756

Residential Mortgage-Backed Obligations — 13.1%

	Alternative Loan Trust, Series 2004-J3, Class 1A1
332,052	5.500%, 04/25/34	337,195

	Alternative Loan Trust, Series 2004-J10, Class 2CB1
831,367	6.000%, 09/25/34	854,825

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Portfolio of Investments — as of January 31, 2022 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 13.1% (continued)

	Alternative Loan Trust, Series 2004-28CB, Class 5A1
$161,953	5.750%, 01/25/35	$164,852

	Alternative Loan Trust, Series 2005-J1, Class 2A1
79,324	5.500%, 02/25/25	79,637

	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1
438,184	5.500%, 10/25/33	449,144

	Banc of America Funding Trust, Series 2005-7, Class 3A1
599,789	5.750%, 11/25/35	638,435

	Banc of America Funding Trust, Series 2007-4, Class 5A1
119,957	5.500%, 11/25/34	119,676

	CHL Mortgage Pass-Through Trust, Series 2004-12, Class 8A1
247,283	2.597%, 08/25/34 (B)	253,444

	Citigroup Mortgage Loan Trust, Series 2005-3, Class 2A3
668,024	2.629%, 08/25/35 (B)	611,451

	Citigroup Mortgage Loan Trust, Series 2009-10, Class 6A2
218,421	2.166%, 09/25/34 (A) (B)	228,280

	Citigroup Mortgage Loan Trust, Series 2010-9, Class 2A2
439,743	2.480%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.400%, 11/25/35 (A)	432,665

	Citigroup Mortgage Loan Trust, Series 2019-RP1, Class M3
1,005,000	4.000%, 01/25/66 (A) (B)	1,061,163

	Countrywide Alternative Loan Trust, Series 2004-14T2, Class A11
196,452	5.500%, 08/25/34	199,879

	Deutsche Mortgage Securities Mortgage Loan Trust, Series 2004-1, Class 3A5
1,447,788	6.160%, 12/25/33	1,466,091

	Deutsche Mortgage Securities Mortgage Loan Trust, Series 2004-4, Class 7AR1
265,782	0.458%, VAR ICE LIBOR USD 1 Month + 0.350%, 06/25/34	256,272

	FHLMC STACR REMIC Trust, Series 2020-DNA6, Class B1
2,000,000	3.050%, VAR SOFR30A + 3.000%, 12/25/50 (A)	2,010,009

	FHLMC STACR REMIC Trust, Series 2020-DNA3, Class B1
1,000,000	5.208%, VAR ICE LIBOR USD 1 Month + 5.100%, 06/25/50 (A)	1,040,249

	FHLMC STACR REMIC Trust, Series 2020-DNA4, Class B1
1,500,000	6.108%, VAR ICE LIBOR USD 1 Month + 6.000%, 08/25/50 (A)	1,587,708

	FHLMC STACR REMIC Trust, Series 2021-DNA3, Class B1
2,000,000	3.550%, VAR SOFR30A + 3.500%, 10/25/33 (A)	2,060,025

	GS Mortgage Securities Trust, Series 2011-GC5, Class D
4,972,728	5.158%, 08/10/44 (A) (B)	2,399,341

10  |

Portfolio of Investments — as of January 31, 2022 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 13.1% (continued)

	GSR Mortgage Loan Trust, Series 2005-AR4, Class 4A1
$26,914	2.250%, 07/25/35 (B)	$27,367

	IndyMac Index Mortgage Loan Trust, Series 2004-AR6, Class 4A
905,155	2.887%, 10/25/34 (B)	891,840

	IndyMac Index Mortgage Loan Trust, Series 2005-AR11, Class A3
1,152,694	2.944%, 08/25/35 (B)	1,048,281

	IndyMac Index Mortgage Loan Trust, Series 2006-AR2, Class 2A1
2,874,286	0.528%, VAR ICE LIBOR USD 1 Month + 0.420%, 02/25/46	2,297,246

	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1
1,181,236	2.667%, 03/25/35 (B)	1,180,964

	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 4A1
1,849,835	2.584%, 03/25/35 (B)	1,824,341

	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 1A1
494,579	2.505%, 04/25/36 (B)	482,815

	MASTR Alternative Loan Trust, Series 2003-9, Class 4A1
303,758	5.250%, 11/25/33	311,497

	MASTR Alternative Loan Trust, Series 2004-2, Class 8A4
2,391,965	5.500%, 03/25/34	2,383,169

	MASTR Alternative Loan Trust, Series 2004-5, Class 1A1
320,128	5.500%, 06/25/34	329,600

	MASTR Alternative Loan Trust, Series 2004-5, Class 2A1
356,244	6.000%, 06/25/34	365,629

	MASTR Alternative Loan Trust, Series 2004-8, Class 2A1
822,044	6.000%, 09/25/34	843,995

	Mill City Mortgage Loan Trust, Series 2021-NMR1, Class M3
730,000	2.500%, 11/25/60 (A) (B)	703,434

	RFMSI Series Trust, Series 2005-SA1, Class 1A1
1,865,884	3.603%, 03/25/35 (B)	1,100,055

	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-14, Class A1
3,280,072	0.418%, VAR ICE LIBOR USD 1 Month + 0.310%, 07/25/35	2,348,335

	Total Residential Mortgage-Backed Obligations (Cost $34,258,126)	32,388,909

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Portfolio of Investments — as of January 31, 2022 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Other Investment — 0.3%

	ECAF I BLOCKER LTD
$900	0.000%, 03/15/40 (C) (E)	$801,000

	Total Other Investment (Cost $9,000,000)	801,000

	Total Investments — 96.8% (Cost $256,161,520)	238,900,092
	Other Assets and Liabilities, net — 3.2%	7,855,302

	Net Assets — 100.0%	$246,755,394

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of these securities at January 31, 2022 was $200,339,762, representing 81.2% of Net Assets of the Portfolio. All securities are considered liquid unless otherwise noted.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	Securities considered illiquid. The total value of such securities as of January 31, 2022 was $597,737 and represented 0.2% of Net Assets.
(E)

Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of January 31, 2022, was $1,398,737 and represented 0.6% of net assets.

CLO — Collateralized Loan Obligation

FHLMC — Federal Home Loan Mortgage Corporation

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

Ltd. — Limited

REMIC — Real Estate Mortgage Investment Conduit

SOFR30A — Secured Overnight Financing Rate 30-day Average

STACR — Structured Agency Credit Risk

USD — U.S. Dollar

VAR — Variable Rate

12  |

Portfolio of Investments — as of January 31, 2022 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2022, at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$146,517,427	$—	$146,517,427
Commercial Mortgage-Backed Obligations	—	58,595,019	597,737	59,192,756
Residential Mortgage-Backed Obligations	—	32,388,909	—	32,388,909
Other Investment	—	—	801,000	801,000

Total Investments in Securities	$—	$237,501,355	$1,398,737	$238,900,092

The following is a reconciliation of Level 3 assets for which unobservable inputs were used to determine fair value:

	Investments in Asset-Backed Securities	Investments in Commercial Mortgage-Backed Obligation	Investments in Other Investments	Total
Balance as of November 1, 2021	$42,736	$542,702	$1,174,590	$1,760,028
Accrued discounts/premiums	474	8,778	—	9,252
Realized loss	(2,956,112)	—	—	(2,956,112)
Change in unrealized appreciation/(depreciation)	2,958,196	46,257	(373,590)	2,630,863
Purchases	—	—	—	—
Sales	(45,294)	—	—	(45,294)
Net transfer into Level 3	—	—	—	—
Net transfer out of Level 3	—	—	—	—

Ending Balance as of January 31, 2022	—	597,737	801,000	1,398,737

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$—	$46,257	$(373,590)	$(327,333)

For the period ended January 31, 2022, there were no transfers in or out of Level 3. Transfers between Level 2 and Level 3 are a result of a change, in the normal course of business, between the use of valuation methods used by third party pricing services (Level 2) and the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). All transfers, if any, are recognized by the Fund at the end of each period.

For the period ended January 31, 2022, there have been no significant changes to the Fund’s fair value methodologies.

Amounts designated as “-” are $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

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